Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal tax at statutory rate	21.00%	21.00%
State income tax	4.40%	3.60%
Interest on convertible notes	(0.60%)	0.00%
Change in fair value of convertible notes derivative liability	(0.70%)	0.00%
Other	0.30%	(0.80%)
Change in valuation allowance	(24.40%)	(23.80%)
Total effective income tax rate	(0.00%)	(0.00%)